UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE INCOME TRUST

LEGG MASON WESTERN ASSET

VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2011

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 79.8%
CONSUMER DISCRETIONARY - 15.5%
Auto Components - 0.2%
Europcar Groupe SA, Senior Notes	9.375%	4/15/18	395,000	EUR	$320,167	(a)

Automobiles - 1.2%
Escrow GCB General Motors	7.200%	1/15/49	200,000		2,000	(b)(c)
Escrow GCB General Motors	8.375%	7/15/49	1,550,000		15,500	(b)(c)
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	130,000		147,966
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	1,440,000		1,434,989

Total Automobiles					1,600,455

Diversified Consumer Services - 1.2%
Odeon & UCI Finco PLC, Senior Secured Notes	9.000%	8/1/18	480,000	GBP	666,176	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	370,000		346,875
Sotheby’s, Senior Notes	7.750%	6/15/15	510,000		534,225
Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding, Senior Notes	10.250%	12/1/17	95,000		91,437

Total Diversified Consumer Services					1,638,713

Hotels, Restaurants & Leisure - 5.0%
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	20,000		14,800
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	450,000		456,187
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	235,000		142,763	(a)
CityCenter Holdings LLC/CityCenter Finance Corp., Senior Secured Notes	11.500%	1/15/17	475,012		421,870	(a)(d)
Downstream Development Quapaw, Senior Secured Notes	10.500%	7/1/19	390,000		369,525	(a)
El Pollo Loco Inc., Secured Notes	17.000%	1/1/18	660,000		565,950	(a)
Enterprise Inns PLC, Senior Secured Bonds	6.500%	12/6/18	416,000	GBP	471,994
Fiesta Restaurant Group, Secured Notes	8.875%	8/15/16	210,000		205,275	(a)
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.	10.250%	6/15/15	265,000		331	(a)(e)(f)
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	8.750%	11/30/20	275,000		265,375	(a)
Landry’s Holdings Inc., Senior Secured Notes	11.500%	6/1/14	160,000		148,800	(a)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	515,000		520,150
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	100,000		101,000	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	223,000	GBP	280,639	(e)
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	35,000		38,369
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	1,020,000		678,300
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	6.875%	2/15/15	55,000		26,675
NCL Corp. Ltd., Senior Notes	9.500%	11/15/18	590,000		598,850	(a)
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	780,000		881,400
Pinnacle Entertainment Inc., Senior Subordinated Notes	8.750%	5/15/20	50,000		46,875
Seven Seas Cruises S de RL LLC, Senior Secured Notes	9.125%	5/15/19	450,000		447,750	(a)
Snoqualmie Entertainment Authority, Senior Secured Notes	4.179%	2/1/14	235,000		206,800	(a)(e)
Snoqualmie Entertainment Authority, Senior Secured Notes	9.125%	2/1/15	40,000		38,700	(a)
Station Casinos Inc., Senior Subordinated Notes	6.625%	3/15/18	75,000		8	(b)(c)(f)

Total Hotels, Restaurants & Leisure					6,928,386

Household Durables - 0.3%
DFS Furniture Holdings PLC, Senior Secured Notes	9.750%	7/15/17	256,000	GBP	329,345	(a)
Standard Pacific Corp., Senior Notes	8.375%	1/15/21	110,000		91,025

Total Household Durables					420,370

Internet & Catalog Retail - 0.5%
Netflix Inc., Senior Notes	8.500%	11/15/17	430,000		467,625

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Internet & Catalog Retail - continued
QVC Inc., Senior Secured Notes	7.375%	10/15/20	265,000		$283,550	(a)

Total Internet & Catalog Retail					751,175

Media - 4.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	300,000		306,750
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	1,345,000		867,525	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	250,000		143,750	(a)
Charter Communications Inc., Senior Notes	6.500%	4/30/21	430,000		408,500
CSC Holdings LLC, Senior Notes	8.500%	6/15/15	285,000		301,387
DISH DBS Corp., Senior Notes	6.625%	10/1/14	30,000		30,488
DISH DBS Corp., Senior Notes	7.875%	9/1/19	180,000		184,500
Globo Communicacoes e Participacoes SA, Bonds	7.250%	4/26/22	200,000		208,000	(a)
Good Sam Enterprises LLC, Secured Notes	11.500%	12/1/16	430,000		404,200
ITV PLC, Senior Notes	10.000%	6/30/14	175,000	EUR	255,557
LBI Media Inc., Senior Secured Notes	9.250%	4/15/19	400,000		332,000	(a)
Musketeer GmbH, Senior Secured Notes	9.500%	3/15/21	250,000	EUR	302,281	(a)
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	240,000		268,800
Nielsen Finance LLC/Nielsen Finance Co., Senior Notes	11.500%	5/1/16	40,000		45,600
Nielsen Finance LLC/Nielsen Finance Co., Senior Notes	7.750%	10/15/18	270,000		276,750
Polish Television Holding BV, Senior Secured Bonds, step bond	11.250%	5/15/17	250,000	EUR	339,962	(a)(c)
Seat Pagine Gialle SpA, Senior Secured Notes	10.500%	1/31/17	149,000	EUR	138,738	(a)
TVN Finance Corp. III AB, Senior Notes	7.875%	11/15/18	75,000	EUR	94,955	(a)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	340,000		266,900	(a)
Univision Communications Inc., Senior Secured Notes	6.875%	5/15/19	320,000		286,400	(a)
Univision Communications Inc., Senior Secured Notes	7.875%	11/1/20	20,000		18,850	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	140,000		140,700	(a)
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	180,000		170,100	(a)
Ziggo Bond Co. BV, Senior Notes	8.000%	5/15/18	400,000	EUR	517,143	(a)

Total Media					6,309,836

Multiline Retail - 0.5%
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	715,000		625,625

Specialty Retail - 0.9%
American Greetings Corp., Senior Notes	7.375%	6/1/16	95,000		93,338
American Greetings Corp., Senior Notes	7.375%	6/1/16	30,000		29,475
Edcon Proprietary Ltd., Senior Notes	4.721%	6/15/14	750,000	EUR	748,585	(a)(e)
Gymboree Corp., Senior Notes	9.125%	12/1/18	590,000		439,550

Total Specialty Retail					1,310,948

Textiles, Apparel & Luxury Goods - 1.1%
Boardriders SA, Senior Notes	8.875%	12/15/17	550,000	EUR	666,860	(a)
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	200,000		184,000	(a)
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	595,000		657,475

Total Textiles, Apparel & Luxury Goods					1,508,335

TOTAL CONSUMER DISCRETIONARY					21,414,010

CONSUMER STAPLES - 2.0%
Beverages - 0.0%

Beverage Packaging Holdings Luxembourg II SA, Senior Notes	8.000%	12/15/16	51,000	EUR	52,954	(a)

Food Products - 1.5%
Blue Merger Sub Inc., Senior Notes	7.625%	2/15/19	570,000		484,500	(a)
Boparan Holdings Ltd., Senior Notes	9.875%	4/30/18	300,000	GBP	367,239	(a)
Campofrio Food Group SA, Senior Notes	8.250%	10/31/16	260,000	EUR	323,951	(a)
Harmony Foods Corp., Senior Secured Notes	10.000%	5/1/16	190,000		190,000	(a)
Simmons Foods Inc., Senior Secured Notes	10.500%	11/1/17	880,000		765,600	(a)

Total Food Products					2,131,290

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 0.1%
Reynolds Group DL Escrow Inc./Reynolds Group Escrow LLC, Senior Secured Notes	8.750%	10/15/16	100,000	$100,750	(a)

Personal Products - 0.3%
Hypermarcas SA, Notes	6.500%	4/20/21	380,000	349,600	(a)

Tobacco - 0.1%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	220,000	182,600

TOTAL CONSUMER STAPLES				2,817,194

ENERGY - 13.5%
Energy Equipment & Services - 2.2%
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	655,000	622,250	(a)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	390,000	377,325
Oil States International Inc., Senior Notes	6.500%	6/1/19	400,000	393,000	(a)
Parker Drilling Co., Senior Notes	9.125%	4/1/18	310,000	314,650
Precision Drilling Corp., Senior Notes	6.625%	11/15/20	350,000	343,000
Unit Corp., Senior Subordinated Notes	6.625%	5/15/21	330,000	330,000
Vantage Drilling Co., Senior Secured Notes	11.500%	8/1/15	710,000	734,850

Total Energy Equipment & Services				3,115,075

Oil, Gas & Consumable Fuels - 11.3%
Arch Coal Inc., Senior Notes	7.000%	6/15/19	420,000	401,100	(a)
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	470,000	450,025
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.375%	5/1/19	330,000	308,550	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.375%	5/1/19	110,000	101,750	(a)
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	500,000	506,250
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.750%	5/15/17	300,000	297,000
Concho Resources Inc., Senior Notes	7.000%	1/15/21	390,000	390,000
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	330,000	348,975
Corral Petroleum Holdings AB, Senior Notes	15.000%	12/31/17	753,856	652,085	(a)(c)(d)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	120,000	123,600
Ecopetrol SA, Senior Notes	7.625%	7/23/19	580,000	681,500
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	290,000	299,425
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	385,000	399,349	(e)
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	540,000	477,900
Indo Integrated Energy II BV, Senior Secured Notes	9.750%	11/5/16	520,000	509,600	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	250,000	252,500	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	130,000	122,850	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.750%	11/1/20	310,000	316,200
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.500%	8/15/21	380,000	391,400
MEG Energy Corp., Senior Notes	6.500%	3/15/21	350,000	336,875	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	520,000	418,600	(a)
Novatek Finance Ltd., Notes	6.604%	2/3/21	400,000	386,500	(a)
Offshore Group Investments Ltd., Senior Secured Notes	11.500%	8/1/15	190,000	196,650	(a)
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	935,000	780,725
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	130,000	131,456	(a)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	88,000	88,986	(a)
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	100,000	109,500
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	250,000	266,250
Petrobras International Finance Co., Senior Notes	6.750%	1/27/41	200,000	209,000
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	320,000	381,600	(a)
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	500,000	437,500	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	320,000	348,800
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	265,000	286,200
PT Adaro Indonesia, Senior Notes	7.625%	10/22/19	190,000	188,100	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - continued
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	1,050,000		$1,139,250
Quicksilver Resources Inc., Senior Notes	9.125%	8/15/19	100,000		98,500
Range Resources Corp., Senior Subordinated Notes	8.000%	5/15/19	150,000		165,000
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.875%	12/1/18	330,000		341,550
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	100,000		101,000
Teekay Corp., Senior Notes	8.500%	1/15/20	545,000		524,563
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	220,000		228,826	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	490,000		514,500	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	150,000		157,500	(a)
Whiting Petroleum Corp., Senior Subordinated Notes	6.500%	10/1/18	280,000		282,800
Xinergy Ltd., Senior Secured Notes	9.250%	5/15/19	450,000		405,000	(a)

Total Oil, Gas & Consumable Fuels					15,555,290

TOTAL ENERGY					18,670,365
FINANCIALS - 7.4%
Commercial Banks - 2.2%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	230,000		165,270
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	120,000		111,000	(a)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	200,000		158,500	(a)(e)(g)
Deutsche Postbank Funding Trust IV, Subordinated Notes	5.983%	6/29/17	650,000	EUR	496,813	(e)(g)
HBOS PLC, Subordinated Notes	2.340%	9/1/16	412,000	EUR	410,754	(e)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	220,000		198,825
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	220,000		205,700
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	510,000		334,050	(e)(g)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	7.175%	5/16/13	690,000		706,387	(a)
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	190,000		190,157	(e)(g)

Total Commercial Banks					2,977,456

Consumer Finance - 0.6%
Fiat Finance & Trade Ltd. SA, Senior Notes	6.125%	7/8/14	270,000	EUR	322,846
SLM Corp., Medium-Term Notes	8.000%	3/25/20	550,000		544,334

Total Consumer Finance					867,180

Diversified Financial Services - 3.6%
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	384,000		432,000
Boats Investments (Netherlands) BV, Secured Notes	9.031%	12/15/15	763,242	EUR	587,969	(d)(e)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	260,000		265,525
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	140,000		129,850
ING Groep NV, Subordinated Bonds	5.140%	3/17/16	550,000	GBP	540,341	(e)(g)
International Lease Finance Corp., Senior Notes	8.625%	9/15/15	360,000		358,650
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	240,000		241,800
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	240,000		242,400
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	920,000		903,900
ISS Financing PLC, Senior Secured Bonds	11.000%	6/15/14	250,000	EUR	349,172	(a)
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	350,000		326,812
MMG Fiduciary & Trust Corp.	6.750%	2/1/16	120,000		118,200	(a)
Telenet Finance III Luxembourg S.C.A., Senior Secured Notes	6.625%	2/15/21	400,000	EUR	487,669	(a)

Total Diversified Financial Services					4,984,288

Insurance - 0.7%
Dai-ichi Life Insurance Co., Ltd., Subordinated Notes	7.250%	7/25/21	180,000		177,329	(a)(e)(g)
ELM BV	5.252%	5/25/16	500,000	EUR	529,201	(e)(g)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Insurance - continued
ING Capital Funding Trust III, Junior Subordinated Bonds	3.969%	12/31/11	370,000		$277,885	(e)(g)

Total Insurance					984,415

Thrifts & Mortgage Finance - 0.3%
General Motors Financial Co., Senior Notes	6.750%	6/1/18	370,000		364,450	(a)

TOTAL FINANCIALS					10,177,789

HEALTH CARE - 4.9%
Health Care Equipment & Supplies - 0.6%
Biomet Inc., Senior Notes	10.000%	10/15/17	140,000		144,900
Ontex, Senior Notes	9.000%	4/15/19	250,000	EUR	245,342	(a)
Ontex IV SA, Senior Notes	9.000%	4/15/19	530,000	EUR	520,124	(a)

Total Health Care Equipment & Supplies					910,366

Health Care Providers & Services - 3.6%
American Renal Associates Holdings Inc., Senior Notes	9.750%	3/1/16	180,975		175,272
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	250,000		252,500
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	1,645,000		1,632,663
ExamWorks Group Inc., Senior Notes	9.000%	7/15/19	280,000		263,200	(a)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	6.875%	7/15/17	440,000		455,400
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	40,000		44,400	(a)
HCA Inc., Senior Secured Notes	6.500%	2/15/20	680,000		666,400
INC Research LLC, Senior Notes	11.500%	7/15/19	210,000		188,475	(a)
InVentiv Health Inc., Senior Notes	10.000%	8/15/18	440,000		389,400	(a)
Labco SAS, Senior Secured Notes	8.500%	1/15/18	180,000	EUR	186,292	(a)
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	150,000		114,750
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	556,000		590,750

Total Health Care Providers & Services					4,959,502

Pharmaceuticals - 0.7%
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	407,000	EUR	455,308	(a)
Giant Funding Corp., Senior Secured Notes	8.250%	2/1/18	240,000		241,200	(a)
UCB SA, Subordinated Notes	7.750%	3/18/16	200,000	EUR	255,691	(e)(g)

Total Pharmaceuticals					952,199

TOTAL HEALTH CARE					6,822,067

INDUSTRIALS - 11.2%
Aerospace & Defense - 1.8%
Ducommun Inc., Senior Notes	9.750%	7/15/18	220,000		221,100	(a)
FGI Operating Co. Inc., Senior Secured Notes	10.250%	8/1/15	464,000		484,880
Huntington Ingalls Industries Inc., Senior Notes	6.875%	3/15/18	320,000		299,200	(a)
Huntington Ingalls Industries Inc., Senior Notes	7.125%	3/15/21	220,000		205,150	(a)
Kratos Defense & Security Solutions Inc., Senior Notes	10.000%	6/1/17	90,000		90,000	(a)
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	660,000		660,000
Triumph Group Inc., Senior Notes	8.625%	7/15/18	130,000		139,100
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	425,000		414,375	(a)

Total Aerospace & Defense					2,513,805

Air Freight & Logistics - 0.3%
TGI International Ltd., Senior Notes	9.500%	10/3/17	337,000		363,960	(a)

Airlines - 1.7%
American Airlines Pass-Through Trust, Secured Notes	7.000%	1/31/18	238,416		195,501	(a)
BAA SH PLC, Senior Secured Notes	7.125%	3/1/17	500,000	GBP	728,270
Continental Airlines Inc., Pass-Through Certificates	7.373%	6/15/17	566,419		555,091
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	65,871		64,224
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	371,821		366,244
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	2/10/24	43,023		41,947
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	111,320		114,103

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Airlines - continued
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	144,000		$149,040	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	90,000		92,700	(a)

Total Airlines					2,307,120

Building Products - 0.9%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	231,400		163,137	(a)(b)
Building Materials Corp. of America, Senior Notes	6.750%	5/1/21	720,000		685,800	(a)
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	160,000		156,800	(a)
Shea Homes LP, Senior Secured Notes	8.625%	5/15/19	270,000		222,075	(a)

Total Building Products					1,227,812

Commercial Services & Supplies - 1.1%
ALBA Group PLC & Co. KG, Senior Notes	8.000%	5/15/18	150,000	EUR	184,634	(a)
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	740,000		684,500	(a)
American Reprographics Co., Senior Notes	10.500%	12/15/16	530,000		479,650
Geo Group Inc., Senior Notes	7.750%	10/15/17	120,000		124,500
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Notes	8.250%	2/1/21	100,000		87,000

Total Commercial Services & Supplies					1,560,284

Construction & Engineering - 0.5%
Odebrecht Finance Ltd., Senior Notes	6.000%	4/5/23	650,000		611,000	(a)

Electrical Equipment - 0.3%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	480,000		403,200	(a)

Industrial Conglomerates - 0.1%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	170,000		181,475

Machinery - 0.5%
Dematic SA, Senior Secured Notes	8.750%	5/1/16	690,000		645,150	(a)

Marine - 1.1%
Horizon Lines LLC	11.000%	10/15/16	270,000		270,000	(a)(b)(c)
Horizon Lines LLC	13.000%	10/15/16	360,000		360,000	(a)(b)(c)(d)
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.625%	11/1/17	890,000		745,375
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., Senior Notes	8.125%	2/15/19	200,000		168,000

Total Marine					1,543,375

Road & Rail - 2.2%
AE Escrow Corp., Senior Notes	9.750%	3/15/20	300,000		289,500	(a)
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes	9.625%	3/15/18	110,000		109,450
Florida East Coast Holdings Corp., Senior Notes	11.250%	8/1/17	705,593		653,195	(d)
Florida East Coast Railway Corp., Senior Secured Notes	8.125%	2/1/17	450,000		438,750
Jack Cooper Holdings Corp., Senior Secured Notes	13.250%	12/15/15	737,000		744,370	(a)(c)
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	204,000		236,130
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	20,000		23,000
Kansas City Southern Railway, Senior Notes	8.000%	6/1/15	45,000		48,094
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	418,000		454,575

Total Road & Rail					2,997,064

Transportation - 0.7%
CMA CGM, Senior Notes	8.875%	4/15/19	600,000	EUR	329,579	(a)
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	340,000		236,300	(a)
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	480,000		453,600	(a)

Total Transportation					1,019,479

TOTAL INDUSTRIALS					15,373,724

INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment, Instruments & Components - 0.6%
NXP BV/NXP Funding LLC, Senior Secured Notes	9.750%	8/1/18	750,000		787,500	(a)

IT Services - 0.8%
Ceridian Corp., Senior Notes	12.250%	11/15/15	182,100		147,501	(d)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
IT Services - continued
First Data Corp., Senior Notes	11.250%	3/31/16	20,000		$13,600
First Data Corp., Senior Notes	12.625%	1/15/21	10,000		7,450	(a)
First Data Corp., Senior Secured Notes	7.375%	6/15/19	870,000		776,475	(a)
Sterling Merger Inc., Senior Notes	11.000%	10/1/19	100,000		95,500	(a)

Total IT Services					1,040,526

Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor Inc., Senior Notes	10.750%	8/1/20	114,000		114,570
STATS ChipPAC Ltd., Senior Notes	7.500%	8/12/15	215,000		207,475	(a)

Total Semiconductors & Semiconductor Equipment					322,045

TOTAL INFORMATION TECHNOLOGY					2,150,071

MATERIALS - 11.2%
Chemicals - 2.6%
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	435,000		441,525	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	410,000		391,550	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	286,000		309,595	(a)
Lyondell Chemical Co., Senior Secured Notes	11.000%	5/1/18	580,000		629,300
Rhodia SA, Senior Notes	6.875%	9/15/20	640,000		739,200	(a)
Solutia Inc., Senior Notes	8.750%	11/1/17	190,000		203,300
Solutia Inc., Senior Notes	7.875%	3/15/20	60,000		63,450
Styrolution GmbH, Senior Secured Notes	7.625%	5/15/16	600,000	EUR	586,811	(a)
Texas Petrochemical Corp. Group LLC, Senior Secured Notes	8.250%	10/1/17	250,000		245,625	(a)

Total Chemicals					3,610,356

Construction Materials - 0.3%
West China Cement Ltd., Senior Notes	7.500%	1/25/16	560,000		386,400	(a)

Containers & Packaging - 1.5%
ARD Finance SA, Senior Secured Notes	11.125%	6/1/18	200,000		154,644	(a)(d)
Ardagh Packaging Finance PLC, Senior Notes	9.250%	10/15/20	375,000	EUR	393,761	(a)
Berry Plastics Corp., Secured Notes	9.750%	1/15/21	140,000		119,700
Clondalkin Industries BV, Senior Secured Notes	8.000%	3/15/14	81,000	EUR	87,358	(a)
Longview Fibre Paper & Packaging Inc., Senior Secured Notes	8.000%	6/1/16	380,000		370,500	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Notes	8.250%	2/15/21	140,000		111,300	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Secured Notes	7.875%	8/15/19	100,000		97,000	(a)
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	690,000		700,350	(a)

Total Containers & Packaging					2,034,613

Metals & Mining - 5.4%
China Oriental Group Co. Ltd.	7.000%	11/17/17	400,000		276,000	(a)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	190,000		199,975	(a)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	186,000		194,835	(a)
Evraz Group SA, Notes	6.750%	4/27/18	1,170,000		988,650	(a)
Evraz Group SA, Senior Notes	9.500%	4/24/18	370,000		362,600	(a)
FMG Resources (August 2006), Senior Notes	6.375%	2/1/16	250,000		226,250	(a)
Gerdau Holdings Inc., Senior Notes	7.000%	1/20/20	354,000		366,390	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	780,000		620,100	(a)
Mirabela Nickel Ltd., Senior Notes	8.750%	4/15/18	380,000		309,700	(a)
New World Resources NV, Senior Bonds	7.375%	5/15/15	250,000	EUR	291,396	(a)
Novelis Inc., Senior Notes	8.750%	12/15/20	670,000		659,950
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	120,000		161,728
Ryerson Holding Corp., Senior Secured Notes	0.000%	2/1/15	700,000		304,500
Southern Copper Corp., Senior Notes	6.750%	4/16/40	60,000		59,550
Tempel Steel Co., Senior Secured Notes	12.000%	8/15/16	280,000		267,400	(a)(c)
Thompson Creek Metals Co. Inc., Senior Notes	7.375%	6/1/18	420,000		380,100	(a)
Vale Overseas Ltd., Notes	8.250%	1/17/34	63,000		77,364
Vale Overseas Ltd., Notes	6.875%	11/21/36	287,000		310,275
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	670,000		656,600	(a)
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	860,000		705,200	(a)

Total Metals & Mining					7,418,563

Paper & Forest Products - 1.4%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	441,000		429,975

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Paper & Forest Products - continued
China Forestry Holdings Co., Ltd., Senior Secured Bonds	10.250%	11/17/15	355,000		$220,100	(a)(b)
Fibria Overseas Finance Ltd., Senior Notes	7.500%	5/4/20	320,000		304,000	(a)
Fibria Overseas Finance Ltd., Senior Notes	6.750%	3/3/21	240,000		217,200	(a)
PE Paper Escrow GmbH, Senior Secured Notes	11.750%	8/1/14	423,000	EUR	586,903	(a)
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	8.750%	2/1/19	370,000		257,150

Total Paper & Forest Products					2,015,328

TOTAL MATERIALS					15,465,260

TELECOMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 4.0%
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	790,000		651,750	(a)
Axtel SAB de CV, Senior Notes	9.000%	9/22/19	84,000		71,400	(a)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	20,000		15,200
Cogent Communications Group Inc., Senior Secured Notes	8.375%	2/15/18	450,000		464,625	(a)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	290,000		292,175	(a)
Intelsat Jackson Holdings Ltd., Senior Notes	8.500%	11/1/19	70,000		68,600
Intelsat Jackson Holdings SA, Senior Notes	7.250%	4/1/19	200,000		186,000	(a)
Primus Telecom Holdings, Senior Secured Notes	9.500%	5/15/17	340,000		331,500	(a)
Primus Telecommunications Holding Inc., Senior Notes	10.000%	4/15/17	79,923		74,928	(a)
Sunrise Communications Holdings SA, Senior Secured Notes	8.500%	12/31/18	125,000	EUR	152,396	(a)
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	350,000		365,750
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	100,000		96,000	(a)
Vimpel Communications, Notes	6.493%	2/2/16	200,000		184,500	(a)
West Corp., Senior Notes	8.625%	10/1/18	60,000		58,650
West Corp., Senior Notes	7.875%	1/15/19	590,000		557,550
West Corp., Senior Subordinated Notes	11.000%	10/15/16	540,000		558,900
Wind Acquisition Finance SA, Senior Secured Notes	7.250%	2/15/18	740,000		633,625	(a)
Windstream Corp., Senior Notes	7.500%	4/1/23	860,000		806,250

Total Diversified Telecommunication Services					5,569,799

Wireless Telecommunication Services - 3.5%
MetroPCS Wireless Inc., Senior Notes	7.875%	9/1/18	240,000		234,000
Phones4u Finance PLC, Senior Secured Notes	9.500%	4/1/18	410,000	GBP	469,925	(a)
Phones4u Finance PLC, Senior Secured Notes	9.500%	4/1/18	100,000	GBP	114,616	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	780,000		586,950
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,465,000		1,280,044
Syniverse Holdings Inc., Senior Notes	9.125%	1/15/19	515,000		507,275
True Move Co., Ltd.	10.750%	12/16/13	635,000		679,450	(a)
True Move Co., Ltd., Notes	10.750%	12/16/13	625,000		668,750	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	290,000		234,175	(a)

Total Wireless Telecommunication Services					4,775,185

TOTAL TELECOMMUNICATION SERVICES					10,344,984

UTILITIES - 5.0%
Electric Utilities - 1.6%
AES Ironwood LLC, Secured Notes	8.857%	11/30/25	270,181		277,611
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	120,000		124,200
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	280,000		249,200	(a)
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	152,521		150,233
Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes	9.681%	7/2/26	920,000		933,800
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc., Senior Secured Notes	11.500%	10/1/20	580,000		466,900	(a)

Total Electric Utilities					2,201,944

Gas Utilities - 0.3%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	60,000		77,678

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Gas Utilities - continued
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	250,000	$251,250

Total Gas Utilities				328,928

Independent Power Producers & Energy Traders - 3.0%
Calpine Corp., Senior Secured Notes	7.500%	2/15/21	210,000	201,600	(a)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	560,000	543,200	(a)
Colbun SA, Senior Notes	6.000%	1/21/20	240,000	246,248	(a)
Energy Future Intermediate Holding Co. LLC, Senior Secured Notes	9.750%	10/15/19	310,000	306,871
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	1,155,000	1,131,900
First Wind Holdings Inc., Senior Secured Notes	10.250%	6/1/18	370,000	353,350	(a)
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	9.625%	8/15/17	520,000	527,800	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	530,000	447,850
Mirant Mid Atlantic LLC, Pass- Through Certificates	10.060%	12/30/28	350,746	368,283

Total Independent Power Producers & Energy Traders				4,127,102

Multi-Utilities - 0.1%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	150,000	172,875	(a)

TOTAL UTILITIES				6,830,849

TOTAL CORPORATE BONDS & NOTES (Cost - $119,054,524)				110,066,313

COLLATERALIZED SENIOR LOANS - 4.6%
CONSUMER DISCRETIONARY - 1.3%
Diversified Consumer Services - 0.7%
Realogy Corp., Term Loan	13.500%	10/15/17	1,000,000	983,500	(h)

Hotels, Restaurants & Leisure - 0.1%
CityCenter Holdings LLC, Term Loan	7.500%	1/13/15	135,000	131,895	(h)

Specialty Retail - 0.5%
BCBG Maxazria International, Term Loan B	9.870%	5/19/15	450,000	434,250	(h)
Michaels Stores Inc., Term Loan B2	4.750 -4.875%	7/31/16	236,092	225,763	(h)

Total Specialty Retail				660,013

TOTAL CONSUMER DISCRETIONARY				1,775,408

INDUSTRIALS - 0.8%
Airlines - 0.3%
DAE Aviation Holdings Inc., Term Loan B1	5.260%	7/31/14	250,000	234,062	(h)
DAE Aviation Holdings Inc., Term Loan B2	5.260%	7/31/14	250,000	234,063	(h)

Total Airlines				468,125

Marine - 0.1%
Trico Shipping AS, Term Loan A	10.000%	5/12/14	74,459	74,830	(b)(h)
Trico Shipping AS, Term Loan B	0.000%	5/13/14	74,459	74,831	(b)(h)‡

Total Marine				149,661

Road & Rail - 0.4%
Avis Budget Car Rental LLC, Term Loan B	6.250%	9/21/18	500,000	497,750	(h)

TOTAL INDUSTRIALS				1,115,536

INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.5%
First Data Corp., Term Loan B2	2.985 - 4.235%	9/24/14	469,297		411,710	(h)
SRA International Inc., Term Loan B	6.500%	7/20/18	320,000		296,800	(h)

TOTAL INFORMATION TECHNOLOGY					708,510

MATERIALS - 1.0%
Chemicals - 0.3%
Kerling PLC, Term Loan	10.000%	6/30/16	300,000	EUR	365,752	(c)(h)

Containers & Packaging - 0.7%
Sealed Air Corp., Term Loan B	4.750%	9/21/18	1,000,000		1,002,750	(h)

TOTAL MATERIALS					1,368,502

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
Vodafone Americas Finance 2 Inc., Term Loan A	6.875%	8/11/15	630,677		$633,830	(h)
Vodafone Americas Finance 2 Inc., Term Loan B	6.250%	7/11/16	550,000		555,500	(h)

TOTAL TELECOMMUNICATION SERVICES					1,189,330

UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC, Term Loan	4.726 - 4.772%	10/10/17	294,982		198,652	(h)

TOTAL COLLATERALIZED SENIOR LOANS (Cost - $6,488,631)					6,355,938

CONVERTIBLE BONDS & NOTES - 0.7%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Realogy Corp., Senior Subordinated Bonds	11.000%	4/15/18	160,000		126,400	(a)

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
James River Coal Co., Senior Notes	3.125%	3/15/18	80,000		51,900	(a)

INDUSTRIALS - 0.5%
Marine - 0.5%
Horizon Lines Inc., Senior Notes	4.250%	8/15/12	850,000		624,750	(b)

MATERIALS - 0.1%
Chemicals - 0.1%
Hercules Inc.	6.500%	6/30/29	130,000		100,425

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,060,023)					903,475

SOVEREIGN BONDS - 4.1%
Argentina - 0.2%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	293,000		247,585

Brazil - 0.7%
Brazil Nota do Tesouro Nacional, Notes	9.762%	1/1/14	159,000	BRL	82,806
Brazil Nota do Tesouro Nacional, Notes	9.762%	1/1/17	1,941,000	BRL	970,835

Total Brazil					1,053,641

India - 0.3%
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	500,000		417,500	(a)(e)

Indonesia - 0.1%
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	100,000		112,750	(a)

Russia - 0.5%
Russian Foreign Bond-Eurobond	11.000%	7/24/18	65,000		88,332	(a)
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	521,040		586,785	(a)

Total Russia					675,117

Venezuela - 2.3%
Bolivarian Republic of Venezuela	5.750%	2/26/16	4,200,000		3,013,500	(a)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	310,000		198,400	(a)

Total Venezuela					3,211,900

TOTAL SOVEREIGN BONDS (Cost - $5,579,571)					5,718,493

			SHARES
COMMON STOCKS - 2.0%
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.1%
General Motors Co.			3,475		70,126	*

Media - 1.1%
Charter Communications Inc., Class A Shares			34,031		1,594,012	*

TOTAL CONSUMER DISCRETIONARY					1,664,138

ENERGY - 0.5%
Energy Equipment & Services - 0.5%
KCAD Holdings I Ltd.			63,973,797		644,728	(b)(c)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY			SHARES	VALUE
Oil, Gas & Consumable Fuels - 0.0%
SemGroup Corp., Class A Shares			2,496	$49,820	*

TOTAL ENERGY				694,548

INDUSTRIALS - 0.3%
Building Products - 0.1%
Ashton Woods USA LLC, Class B Membership			71	45,795	(b)(c)
Nortek Inc.			905	19,005	*

Total Building Products				64,800

Marine - 0.2%
DeepOcean Group Holding AS			19,935	299,025	(c)

TOTAL INDUSTRIALS				363,825

TOTAL COMMON STOCKS (Cost - $2,158,855)				2,722,511

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
Bank of America Corp. (Cost - $822,194)	7.250%		830	635,772

PREFERRED STOCKS - 2.7%
FINANCIALS - 2.6%
Commercial Banks - 0.3%
Banesto Holdings Ltd.	10.500%		14,450	363,056	(a)

Consumer Finance - 1.2%
GMAC Capital Trust I	8.125%		93,800	1,711,850

Diversified Financial Services - 1.1%
Citigroup Capital XII	8.500%		10,400	261,040
Citigroup Capital XIII	7.875%		46,125	1,218,161

Total Diversified Financial Services				1,479,201

Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		14,050	28,100	*(e)

TOTAL FINANCIALS				3,582,207

INDUSTRIALS - 0.1%
Road & Rail - 0.1%
Jack Cooper Holdings Corp.	20.000%		1,380	131,100	*(a)(c)(e)

TOTAL PREFERRED STOCKS (Cost - $4,682,038)				3,713,307

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.2%
Buffets Restaurant Holdings		4/28/14	388	4	*(b)(c)
Charter Communications Inc.		11/30/14	508	5,715	*(c)
CMP Susquehanna Radio Holdings Co.		3/23/19	10,127	44,458	*(a)(c)
General Motors Co.		7/10/16	6,345	73,856	*
General Motors Co.		7/10/19	6,345	50,316	*
Jack Cooper Holdings Corp.		12/15/17	627	39,187	*(c)
Jack Cooper Holdings Corp.		5/6/18	309	19,312	*(c)
Nortek Inc.		12/7/14	2,304	4,608	*(b)(c)
SemGroup Corp.		11/30/14	2,628	10,775	*(b)

TOTAL WARRANTS (Cost - $753,783)				248,231

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $140,599,619)				130,364,040

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 0.0%
U.S. Government Agencies - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes (Cost - $53,983)	0.110 - 0.120%	1/10/12	54,000	53,999	(i)(j)

TOTAL INVESTMENTS - 94.6% (Cost - $140,653,602#)				130,418,039

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2011

VALUE
Other Assets in Excess of Liabilities - 5.4%	7,460,617

TOTAL NET ASSETS - 100.0%	$137,878,656

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	All or a portion of this loan is unfunded as of September 30, 2011. The interest rate for fully funded term loans is to be determined.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Illiquid security.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	The coupon payment on these securities is currently in default as of September 30, 2011.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Rate shown represents yield-to-maturity.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
OJSC	— Open Joint Stock Company

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-term investments†:

Notes to Schedule of Investments (unaudited) (continued)

Corporate bonds & notes	—	$107,754,950	$2,311,363	$110,066,313
Collateralized senior loans	—	5,990,186	365,752	6,355,938
Convertible bonds & notes	—	903,475	—	903,475
Sovereign bonds	—	5,718,493	—	5,718,493
Common stocks	$1,732,963	—	989,548	2,722,511
Convertible preferred stocks	635,772	—	—	635,772
Preferred stocks	3,219,151	363,056	131,100	3,713,307
Warrants	124,172	55,233	68,826	248,231

Total long-term investments	$5,712,058	$120,785,393	$3,866,589	$130,364,040

Short-term investments†	—	53,999	—	53,999

Total investments	$5,712,058	$120,839,392	$3,866,589	$130,418,039

Other financial instruments:
Futures contracts	$165,352	—	—	$165,352
Forward foreign currency contracts	—	$948,252	—	948,252

Total other financial instruments	$165,352	$948,252	—	$1,113,604

Total	$5,877,410	$121,787,644	$3,866,589	$131,531,643

LIABILITIES
	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$2,691	—	—	$2,691
Forward foreign currency contracts	—	$32,193	—	32,193

Total	$2,691	$32,193	—	$34,884

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	COLLATERALIZED SENIOR LOANS	COMMON STOCKS	PREFERRED STOCKS	WARRANTS	TOTAL
Balance as of December 31, 2010	$632,150	$598,850	$31,954	$1	$31,808	$1,294,763
Accrued premiums/discounts	1,195	348	—	—	—	1,543
Realized gain(loss)(1)	(118,599)	—	—	84,855	(2)	(33,746)
Change in unrealized appreciation (depreciation)(2)	94,611	(67,972)	(71,381)	13,784	58,869	27,911
Net purchases (sales)	1,701,999	(165,474)	1,028,975	32,460	16,894	2,614,854
Transfers into Level 3	7	—	—	—	5,715	5,722
Transfers out of Level 3	—	—	—	—	(44,458)	(44,458)

Balance as of September 30, 2011	$2,311,363	$365,752	$989,548	$131,100	$68,826	$3,866,589

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2011(2)	$(34,924)	$(55,480)	$(71,381)	$10,019	$58,869	$(92,897)

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of

Notes to Schedule of Investments (unaudited) (continued)

the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(h) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade

Notes to Schedule of Investments (unaudited) (continued)

typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

The Portfolio has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of September 30, 2011, the Portfolio held forward foreign currency contracts with credit related contingent features which had a liability position of $32,193. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.

(j) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,647,059
Gross unrealized depreciation	(13,882,622)

Net unrealized depreciation	$(10,235,563)

At September 30, 2011, the Portfolio had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	12	12/11	$1,738,148	$1,903,500	$165,352
Contracts to Sell:
U.S. Treasury 5-Year Notes	49	12/11	5,999,044	6,001,735	(2,691)

Net unrealized gain on open futures contracts					$162,661

At September 30, 2011, the Portfolio had the following open forward foreign currency contracts:

Notes to Schedule of Investments (unaudited) (continued)

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Euro	Citibank N.A.	100,000	$133,939	11/16/11	$(10,327)
Euro	JPMorgan Chase & Co.	100,000	133,939	11/16/11	(10,116)
Euro	UBS AG	114,958	153,974	11/16/11	(11,750)

					(32,193)

Contracts to Sell:
British Pound	Citibank N.A.	996,185	1,552,800	11/16/11	72,775
British Pound	Credit Suisse	306,262	477,385	11/16/11	22,680
British Pound	UBS AG	1,746,488	2,722,332	11/16/11	95,207
Euro	Citibank N.A.	100,000	133,939	11/16/11	2,770
Euro	Citibank N.A.	1,516,005	2,030,522	11/16/11	128,384
Euro	JPMorgan Chase & Co.	190,363	254,970	11/16/11	16,177
Euro	JPMorgan Chase & Co.	373,043	499,649	11/16/11	35,443
Euro	UBS AG	57,097	76,475	11/16/11	2,072
Euro	UBS AG	200,000	267,878	11/16/11	18,470
Euro	UBS AG	207,188	277,506	11/16/11	8,870
Euro	UBS AG	450,000	602,725	11/16/11	10,998
Euro	UBS AG	7,387,379	9,894,577	11/16/11	534,406
					948,252

Net unrealized gain on open forward foreign currency contracts					$916,059

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at September 30, 2011.

	Futures Contracts		Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$165,352	$(2,691)	—	—	$162,661
Foreign Exchange Contracts	—	—	$948,252	$(32,193)	916,059

Total	$165,352	$(2,691)	$948,252	$(32,193)	$1,078,720

During the period ended September 30, 2011, the volume of derivative activity for the Portfolio was as follows:

Average market value
Purchased options†	$68,461
Written options†	291,823
Forward foreign currency contracts (to buy)	1,788,866
Forward foreign currency contracts (to sell)	19,665,706
Futures contracts (to buy)	1,574,775
Futures contracts (to sell)	5,846,389

†	At September 30, 2011, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 23, 2011